Note 2. Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) entity	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 20, 2013 USD ($)	Dec. 31, 2011 USD ($)
Significant Accounting Policies [Line Items]
Cash	$ 827.5	$ 425.6
Cash equivalents:
Commercial paper	0.0	50.0
Senior Notes	428.9
Deferred Tax Liabilities, Net	487.0	492.3
Prepaid and other current assets	552.6	393.6
Stockholders' Equity Attributable to Noncontrolling Interest	1,251.7	109.0
Total cash and cash equivalent	855.5	532.7	$ 450.6		$ 535.5
Restricted Cash and Cash Equivalents, Current	155.6	67.9
Interest Costs, Capitalized During Period	42.0	22.3
Foreign Currency Transaction Loss, before Tax	32.6	12.3	13.6
Payments to Acquire Equity Method Investments	58.5	67.0	47.8
Income (Loss) from Equity Method Investments	8.6	5.7	(2.3)
Shipping, Handling and Transportation Costs	2.1	2.6	1.2
Other Assets, Noncurrent	627.4	333.0
Accrued Liabilities, Current	670.8	304.9
Other liabilities	439.8	217.5
Debt Instrument, Face Amount	6,992.3	3,565.8
Time Deposits	(9.4)	(2.3)
Money Market Funds, at Carrying Value	18.6	54.8
SMP Ltd. [Member]
Cash equivalents:
Increase (Decrease) in Customer Deposits	$ 158.9
Consolidated Entities [Member]
Cash equivalents:
Number Of Entities Sold | entity	2
Solar Energy [Member] | Installment Method [Member]
Cash equivalents:
Revenues			22.7
Minimum [Member]
Cash equivalents:
Equity Method Investment, Ownership Percentage	20.00%
Percentage That Tax Position More Likely Than Not To Be Realized	50.00%
Product [Member] | Solar Energy [Member] | Contracts Accounted for under Percentage of Completion [Member]
Cash equivalents:
Revenues	$ 9.3	53.5
Real Estate [Member] | Solar Energy [Member] | Contracts Accounted for under Percentage of Completion [Member]
Cash equivalents:
Revenues	10.6	$ 32.5	$ 72.8
2018 Senior Notes [Member]
Cash equivalents:
Senior Notes	485.2
Debt Instrument, Face Amount				$ 600.0
Debt Instrument, Interest Rate, Stated Percentage				2.00%
2019 Senior Notes [Member]
Cash equivalents:
Senior Notes				$ 550.0
Debt Instrument, Interest Rate, Effective Percentage				7.75%
2021 Senior Notes [Member]
Cash equivalents:
Debt Instrument, Face Amount				$ 600.0
Debt Instrument, Interest Rate, Stated Percentage				2.75%
2020 Senior Notes [Member]
Cash equivalents:
Senior Notes	$ 431.6
Debt Instrument, Face Amount				$ 600.0
Debt Instrument, Interest Rate, Stated Percentage				0.25%
Software and Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building and Building Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Building and Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Solar Energy Systems [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	23 years
Solar Energy Systems [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years